Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 9,074	$ 4,816
Trade receivables	185,010	187,312
Unbilled revenue	18,118	12,658
Prepayments and other current assets	729	671
Other non-current assets	19	19
Trade payables	(116,213)	(136,282)
Provisions and accrued expenses	(2,983)	(2,719)
Pension and other employee obligations	(452)	(252)
Other liabilities	(11)	7
Net assets/ (liabilities)	93,291	66,230
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	399	599
Trade receivables	100,002	98,713
Unbilled revenue	7,178	4,656
Prepayments and other current assets	428	428
Other non-current assets	3	3
Trade payables	(27,613)	(40,600)
Provisions and accrued expenses	(2,314)	(1,706)
Pension and other employee obligations	(134)	(56)
Other liabilities	(7)	(5)
Net assets/ (liabilities)	77,942	62,032
United Kingdom Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	4,735	253
Trade receivables	46,658	53,668
Unbilled revenue	3,209	1,241
Prepayments and other current assets	188	130
Trade payables	(64,070)	(71,039)
Provisions and accrued expenses	(291)	(504)
Other liabilities	(4)	(2)
Net assets/ (liabilities)	(9,575)	(16,253)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	3,850	2,996
Prepayments and other current assets	10	3
Trade payables	(6,989)	(3,986)
Provisions and accrued expenses	(205)	(105)
Net assets/ (liabilities)	(3,334)	(1,092)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	2,991	2,606
Trade receivables	24,686	23,373
Unbilled revenue	643	3,062
Prepayments and other current assets	29	66
Trade payables	(16,093)	(19,205)
Provisions and accrued expenses		(128)
Net assets/ (liabilities)	12,256	9,774
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	339	1,323
Trade receivables	7,289	5,370
Unbilled revenue	6,230	3,205
Prepayments and other current assets	63	30
Trade payables	(1,429)	(1,140)
Provisions and accrued expenses	(154)	(68)
Pension and other employee obligations	(12)	(31)
Net assets/ (liabilities)	12,325	8,689
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	610	35
Trade receivables	2,525	3,192
Unbilled revenue	858	494
Prepayments and other current assets	11	14
Other non-current assets	16	16
Trade payables	(19)	(312)
Provisions and accrued expenses	(19)	(208)
Pension and other employee obligations	(306)	(165)
Other liabilities		14
Net assets/ (liabilities)	$ 3,676	$ 3,080